Leases - Schedule of Expenses Incurred with Respect to Finance Leases (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Leases [Abstract]
Finance lease amortization	$ 85,986	$ 85,986	$ 257,957	$ 89,526	$ 200,633
Finance lease interest	10,373	19,175	38,091	19,734
Total finance lease expense	$ 96,359	$ 105,161	$ 296,048	$ 109,260	$ 36,865